INCOME TAX AND SOCIAL CONTRIBUTION	12 Months Ended
Dec. 31, 2022
Income Tax And Social Contribution
INCOME TAX AND SOCIAL CONTRIBUTION

18.	INCOME TAX AND SOCIAL CONTRIBUTION

18.a)	Income tax and social contribution recognized in profit or loss:

The income tax and social contribution recognized in net income for the year are as follows:

			Consolidated
	12/31/2022	12/31/2021	12/31/2020
Income tax and social contribution income (expense)
Current	(1,537,966)	(4,240,802)	(2,052,204)
Deferred	(420,773)	(759,355)	1,426,696
Total	(1,958,739)	(5,000,157)	(625,508)

The reconciliation of the Company's income tax and social contribution expenses and income and the of the effective tax rate on income before IRPJ and CSLL are shown below:

			Consolidated
	12/31/2022	12/31/2021	12/31/2020
Profit before income tax and social contribution	4,126,437	18,595,778	4,918,126
Tax rate	34%	34%	34%
Income tax and social contribution at combined statutory rate	(1,402,989)	(6,322,565)	(1,672,163)
Adjustment to reflect the effective rate:
Equity in results of affiliated companies	155,125	71,833	28,391
Difference Tax Rate in companies abroad	(338,278)	(437,567)	(519,840)
Transfer Price Adjustment and Profits Abroad	(195,112)	(55,821)	(15,645)
Tax loss carryforwards without recognizing deferred taxes			(27,758)
Indebtdness limit			(25,087)
Unrecorded deferred taxes on temporary differences			5,142
Income taxes and social contribution on foreign profit			(13,011)
Tax incentives	50,333	273,040	64,818
Interest on equity	290,968	185,325	17,177
Recognition/(reversal) of tax credits	(562,014)	1,027,252	1,540,087
Other permanent exclusions (additions) (i)	43,228	258,346	(7,619)
Income tax and social contribution in net income for the year	(1,958,739)	(5,000,157)	(625,508)
Effective tax rate	47%	27%	13%
(i)	In 2021 the Company recognized a credit for the unconstitutionality of the levy of IRPJ and CSLL on amounts referring to the SELIC rate received due to the repetition of undue tax payment.

18.b)	Deferred income tax and social contribution:

Deferred income tax and social contribution balances are as follows:

			Consolidated
	12/31/2022	12/31/2021	12/31/2020
Deferred
Income tax losses	2,679,028	1,537,623	1,848,999
Social contribution tax losses	894,183	583,845	688,208
Temporary differences	1,305,557	2,447,543	718,903
Tax, social security, labor, civil and environmental provisions	584,834	265,328	279,149
Estimated losses on assets	369,826	283,266	161,016
Gains/(Losses) on financial assets	468,813	6,484	5,027
Actuarial Liabilities (Pension and Health Plan)	226,875	210,009	262,457
Provision for consumption and services	205,880	163,620	154,452
Cash Flow Hedge Accounting and Unrealized Exchange Variations	1,459,012	2,985,859	4,487,710
(Gain) on loss of control of Transnordestina	(224,096)	(92,180)	(92,180)
Fair Value SWT/CBL Acquisition	(149,489)	(178,160)	(212,015)
Business combination	(1,632,370)	(1,338,674)	(1,015,049)
Others	(3,728)	141,991	(53,685)
Total	4,878,768	4,569,011	3,256,110

Total Deferred Assets	5,095,718	5,072,092	3,874,946
Total Deferred Liabilities	(216,950)	(503,081)	(618,836)
Total Deferred	4,878,768	4,569,011	3,256,110

The Company has in its corporate structure subsidiaries abroad, whose income is taxed by the income tax in the respective countries where they were constituted at rates lower than those in force in Brazil. In the period between 2018 and 2022, these subsidiaries generated income in the amount of R$471,514. If the Brazilian tax authorities understand that this income is subject to additional taxation in Brazil for income tax and social contribution, these, if due, would reach approximately R$160,315. The Company, based on the position of its legal advisors, assessed only the likelihood of loss as possible in the event of possible tax questioning and, therefore, no provision was recognized in the financial statements.

In addition, management evaluated the precepts of IFRIC 23 - “Uncertainty Over Income Tax Treatments” and recognized in 2021 the credit for the unconstitutionality of the levy of the IRPJ and CSLL on the amounts of default interest referring to the SELIC rate received due to the repetition of tax undue payment.

A sensitivity analysis of consumption of tax credits was carried out considering a variation in macroeconomic assumptions, operating performance, and liquidity events. Thus, considering the results of the study carried out, which indicates that it is probable the existence of taxable income to use the balance of deferred income tax and social contribution.

The estimate of recovery of the deferred tax assets of IRPJ and CSLL are presented net when they refer to a single jurisdiction, as shown in the table below:

Consolidated
2023	825,267
2024	704,944
2025	601,980
2026	722,660
2027 e demais	3,203,872
Deferred asset	6,058,723
Deferred liabilities - Parent Company	(963,005)
Net deferred asset	5,095,718
Deferred liabilities - subsidiaries	(216,950)
Net deferred asset	4,878,768

18.c)	Changes in deferred income tax and social contribution

The changes in deferred taxes is shown below:

Consolidated
Balance at December 31, 2019	1,883,765
Recognized in the result	1,426,696
Recognized in other comprehensive income	(59,380)
Acquisition of companies	5,029
Balance at December 31, 2020	3,256,110
Recognized in the result	(759,355)
Recognized in other comprehensive income	2,073,437
Acquisition of companies	(1,181)
Balance at December 31, 2021	4,569,011
Recognized in the result	(420,773)
Recognized in other comprehensive income	(322,876)
Acquisition of companies	1,053,406
Balance at December 31, 2022	4,878,768

18.d)	Income tax and social contribution recognized in equity:

The income tax and social contribution recognized directly in equity are shown below:

		Consolidated
	12/31/2022	12/31/2021
Income tax and social contribution
Actuarial gains on defined benefit pension plan	100,139	104,533
Exchange differences on translating foreign operations	(325,350)	(325,350)
Cash flow hedge accounting	1,571,953	1,959,556
	2,693,484	1,738,739

Accounting Policy

Current income tax and social contribution are calculated based on the tax laws enacted by the end of the reporting period, including in the countries where the Group entities operate and generate taxable income. Management periodically assesses the positions taken in the tax calculations with respect to situations where applicable tax regulations are open to interpretations. The Group recognizes provisions where appropriate, based on the estimated payments to tax authorities. The income tax and social contribution expense comprises current and deferred taxes. Current and deferred taxes are recognized in profit or loss unless they are related to business combinations or items recognized directly in equity.

Current tax expense is the expected payment of taxable income for the year, using the nominal rate approved or substantially approved on the balance sheet date, and any adjustment of taxes payable related to previous years. Current income tax and social contribution are posted net in liabilities whenever there are amounts payable, or in assets whenever such amounts paid in advance exceed the total amount due at the reporting date.

Deferred tax is recognized in relation to temporary differences between the tax bases of assets and liabilities and their book values in the financial statements. Deferred tax is not recognized for temporary differences arising from the initial recognition of assets and liabilities in a transaction that is not a business combination, that does not affect nor accounting profit nor tax profit or loss, differences related to investments in subsidiaries and controlled entities when it is probable that they will not revert in a foreseeable future and from the initial recognition of goodwill, in accordance with IAS 12 - Income Taxes. The amount of the deferred tax determined is based on the expectation of realization or settlement of the temporary difference and uses the nominal rate approved or substantially approved.

Deferred income tax assets and liabilities are presented net in the balance sheet whenever there is a legal right and the intention to offset them upon the calculation of current taxes, usually related to the same legal entity and the same taxation authority.

Deferred income tax and social contribution assets are recognized on recoverable balances of tax loss and negative basis of CSLL, tax credits and deductible temporary differences. Such assets are reviewed at each year-end date and will be reduced to the extent that their realization is less likely to occur.